FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-3967

First Investors Income Funds

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principle executive offices)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

8th Floor

Edison, NJ 08837-3620

(Name and address of agent for service)

Registrant's telephone number, including area code:  1-212-858-8000

Date of Fiscal year-end: 9/30/2009

Date of reporting period: 7/1/2008 - 6/30/2009

   Item 1. Proxy Voting Record

   First Investors Cash Management Fund

                                                None

   First Investors Government Fund

                                                None

   First Investors Investment Grade Fund

                                                None

   First Investors Fund For Income

Mtg Date	Company		Security/	Mgmt	Vote	Record	Shares
	/Ballot Issues		Proponent	Rec	Cast	Date	Voted
05/14/09 AGM	Frontier Communications Corp.		35906A108			3/18/2009	175,000
	1.1	Elect Director Kathleen Q. Abernathy	Mgmt	For	For
	1.2	Elect Director Leroy T. Barnes, Jr.	Mgmt	For	For
	1.3	Elect Director Peter C.B. Bynoe	Mgmt	For	For
	1.4	Elect Director Michael T. Dugan	Mgmt	For	For
	1.5	Elect Director Jeri B. Finard	Mgmt	For	For
	1.6	Elect Director Lawton Wehle Fitt	Mgmt	For	For
	1.7	Elect Director William M. Kraus	Mgmt	For	For
	1.8	Elect Director Howard L. Schrott	Mgmt	For	For
	1.9	Elect Director Larraine D. Segil	Mgmt	For	For
	1.10	Elect Director David H. Ward	Mgmt	For	For
	1.11	Elect Director Myron A. Wick, III	Mgmt	For	For
	1.12	Elect Director Mary Agnes Wilderotter	Mgmt	For	For
	2	Approve Omnibus Stock Plan	Mgmt	For	For
	3	Advisory Vote to Ratify Named Executive Officers' Compensation	ShrHoldr	Against	For
	4	Ratify Auditors	Mgmt	For	For
06/04/09 AGM	Sinclair Broadcast Group, Inc.		829226109			3/4/2009	325,000
	1.1	Elect Director David D. Smith	Mgmt	For	Withhold
	1.2	Elect Director Frederick G. Smith	Mgmt	For	Withhold
	1.3	Elect Director J. Duncan Smith	Mgmt	For	Withhold
	1.4	Elect Director Robert E. Smith	Mgmt	For	Withhold
	1.5	Elect Director Daniel C. Keith	Mgmt	For	Withhold
	1.6	Elect Director Martin R. Leader	Mgmt	For	For
	1.7	Elect Director Lawrence E. Mccanna	Mgmt	For	Withhold
	1.8	Elect Director Basil A. Thomas	Mgmt	For	Withhold
	2	Ratify Auditors	Mgmt	For	For
11/11/08 AGM	Texas Petrochemicals, Inc.		88265P208			10/1/2008	175,613
	1.1	Elect Director Charles Shaver	Mgmt	For	For
	1.2	Elect Director Mark Demetree	Mgmt	For	For
	1.3	Elect Director Kevin Flannery	Mgmt	For	For
	1.4	Elect Director Tyrone Thayer	Mgmt	For	For
	1.5	Elect Director John Robbins	Mgmt	For	For
	1.6	Elect Director Kenneth Glassman	Mgmt	For	For
	1.7	Elect Director James Cacioppo	Mgmt	For	For
	1.8	Elect Director Sergey Vasnetsov	Mgmt	For	For
	2	Approve Omnibus Stock Plan	Mgmt	For	For
	3	Ratify Auditors	Mgmt	For	For
06/03/09 AGM	Time Warner Cable Inc.		88732J207			4/8/2009	60,249
	1	Elect Director Carole Black	Mgmt	For	For
	2	Elect Director Glenn A. Britt	Mgmt	For	For
	3	Elect Director Thomas H. Castro	Mgmt	For	For
	4	Elect Director David C. Chang	Mgmt	For	For
	5	Elect Director James E. Copeland, Jr.	Mgmt	For	For
	6	Elect Director Peter R. Haje	Mgmt	For	For
	7	Elect Director Donna A. James	Mgmt	For	For
	8	Elect Director Don Logan	Mgmt	For	For
	9	Elect Director N.J. Nicholas, Jr.	Mgmt	For	For
	10	Elect Director Wayne H. Pace	Mgmt	For	For
	11	Elect Director Edward D. Shirley	Mgmt	For	For
	12	Elect Director John E. Sununu	Mgmt	For	For
	13	Ratify Auditors	Mgmt	For	For
12/12/08 AGM	Viatel Holding (Bermuda) Limited		G93447111			11/7/2008	8
This is a duplicate meeting for ballots received via the Broadridge North American ballot distribution system
	1	THE AUDITORS REPORT AND FINANCIAL STATEMENTS FOR THE YEAR ENDED 31 DECEMBER 2007 BE AND ARE HEREBY RECEIVED.	Mgmt	For	For
	2	RATIFY AUDITORS	Mgmt	For	For
	3	THE BOARD OF DIRECTORS BE AND ARE HEREBY AUTHORIZED TO DETERMINE THE REMUNERATION OF THE AUDITORS TO THE COMPANY.	Mgmt	For	For
	4	DIDIER DELEPINE BE AND IS HEREBY ELECTED AS A DIRECTOR OF THE COMPANY	Mgmt	For	For
	5	THOMAS DOSTER BE AND IS HEREBY ELECTED AS A DIRECTOR OF THE COMPANY	Mgmt	For	For
	6	LUCY WOODS BE AND IS HEREBY ELECTED AS A DIRECTOR OF THE COMPANY	Mgmt	For	For

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted Against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

   Where management has recommended that shareholders 'Abstain' from voting on a ballot item:

            1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and

            2) a ballot voted 'For" or 'Against' is considered to have been voted Against management's recommendation to 'Abstain.'

   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

   SIGNATURES:

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   First Investors Income Funds

   (Registrant)

By: /S/ KATHRYN S. HEAD

        Kathryn S. Head

        President and Principal Executive Officer

Date:   August 20, 2009